Deferred government funding	12 Months Ended
Dec. 31, 2018
Deferred government funding
Deferred government funding

34.        Deferred government funding

Government funding under specific R&D projects

The Group received government funding (including those with primary condition that the Group should purchase, construct or otherwise acquire non-current assets) of US$265.0 million, US$178.3 million and US$181.1 million and recognized US$105.3 million US$82.2 million and US$52.5 million as reductions of certain R&D expenses in 2018, 2017 and 2016 for several specific R&D projects respectively. The government funding is recorded as a liability upon receipt and recognized as reduction of depreciation over the useful life of R&D equipment and of R&D expenses until the milestones specified in the terms of the funding have been reached.

Government funding for specific intended use

The Group received government funding of US$51.7 million, US$51.6 million and US$21.2 million in 2017, 2016 and 2015, respectively. The Group recognized US$19.5 million, US$24.2 million and US$11.6 million as reduction of interest expense (Note 8) and recognized US$32.2 million, US$27.4 million and US$9.5 million as other operating income (Note 7) in 2018, 2017 and 2016, respectively. The government funding is recorded as a liability upon receipt and recognized as reduction of interest expense or as other operating income until the requirements (if any) specified in the terms of the funding have been reached